Revision of Previously Issued Financial Statements - Summary of Restatement of Warrants in Financial Statements (Detail) - USD ($)	2 Months Ended	3 Months Ended			5 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Sep. 25, 2020	Jul. 30, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Warrant liabilities		$ 29,599,970			$ 22,513,065	$ 29,599,970
Total Liabilities		43,002,553			30,666,731	43,002,553
Class A common stock subject to possible redemption		207,372,020			207,372,020	207,372,020
Additional paid-in capital		0			9,860,338	0
Retained earnings (Accumulated deficit)		(42,135,525)			(29,250,419)	(42,135,525)
Total Shareholders' Equity (Deficit)	$ (26,553,525)	(42,135,007)			5,000,009	(42,135,007)		$ 0
Transaction costs allocable to warrant liabilities	(754,990)				(768,391)
Change in fair value of warrant liabilities	(2,260,000)	1,755,959			(3,090,130)	(7,086,905)
Net loss	(3,032,369)	(483,148)	$ 21,269,658	$ (33,671,616)	(4,861,190)	(12,885,106)
Initial classification of Class A ordinary shares subject to possible redemption	207,372,020				174,883,010
Change in value of Class A ordinary shares subject to possible redemption					(1,760,900)
Initial classification of warrant liabilities					20,960,000
VPC Impact Acquisition Holdings [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retained earnings (Accumulated deficit)					(4,861,190)
As Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Warrant liabilities	0						$ 0
Total Liabilities	7,002,230						7,002,230
Additional paid-in capital	5,016,761				9,860,338		5,005,991
Retained earnings (Accumulated deficit)	(17,379)				(4,861,190)		(6,606)
Total Shareholders' Equity (Deficit)	$ 5,000,005				5,000,009		$ 5,000,008
Number of shares subject to possible redemption	18,950,647						18,951,724
Transaction costs allocable to warrant liabilities	$ 0				0
Change in fair value of warrant liabilities	0				0
Net loss	(17,379)				(1,002,669)
Initial classification of Class A ordinary shares subject to possible redemption	189,517,240				196,631,240
Change in value of Class A ordinary shares subject to possible redemption	(10,770)				(996,060)
Initial classification of warrant liabilities	0				0
As Reported | VPC Impact Acquisition Holdings [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Warrant liabilities					0
Total Liabilities					8,153,666
Additional paid-in capital					6,002,037
Retained earnings (Accumulated deficit)					(1,002,669)
Total Shareholders' Equity (Deficit)					$ 5,000,004
Number of shares subject to possible redemption					19,563,518
Period Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Warrant liabilities	21,060,000						$ 20,960,000
Total Liabilities	21,060,000						20,960,000
Additional paid-in capital	3,014,779				$ (9,860,338)		2,914,781
Retained earnings (Accumulated deficit)	(3,014,990)				(24,389,229)		(2,914,990)
Total Shareholders' Equity (Deficit)	$ 0				(34,249,910)		$ 0
Number of shares subject to possible redemption	(2,106,000)						(2,096,000)
Transaction costs allocable to warrant liabilities	$ (754,990)				(768,391)
Change in fair value of warrant liabilities	(2,260,000)				(3,090,130)
Net loss	(3,014,990)				(3,858,521)
Initial classification of Class A ordinary shares subject to possible redemption	(20,960,000)				(21,748,230)
Change in value of Class A ordinary shares subject to possible redemption	(100,000)				(764,840)
Initial classification of warrant liabilities	20,960,000				20,960,000
Period Adjustment | VPC Impact Acquisition Holdings [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Warrant liabilities					22,513,065
Total Liabilities					22,513,065
Additional paid-in capital					3,858,301
Retained earnings (Accumulated deficit)					(3,858,521)
Total Shareholders' Equity (Deficit)					$ 5
Number of shares subject to possible redemption					(2,251,306)
As Revised
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Warrant liabilities	21,060,000						$ 20,960,000
Total Liabilities	28,062,230						27,962,230
Additional paid-in capital	8,031,540						7,920,772
Retained earnings (Accumulated deficit)	(3,032,369)				$ (29,250,419)		(2,921,596)
Total Shareholders' Equity (Deficit)	$ 5,000,005				(29,249,901)		$ 5,000,008
Number of shares subject to possible redemption	16,844,647						16,855,724
Transaction costs allocable to warrant liabilities	$ (754,990)				(768,391)
Change in fair value of warrant liabilities	(2,260,000)				(3,090,130)
Net loss	(3,032,369)				(4,861,190)
Initial classification of Class A ordinary shares subject to possible redemption	168,557,240				174,883,010
Change in value of Class A ordinary shares subject to possible redemption	(110,770)				(1,760,900)
Initial classification of warrant liabilities	20,960,000				20,960,000
As Revised | VPC Impact Acquisition Holdings [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Warrant liabilities					22,513,065
Total Liabilities					30,666,731
Additional paid-in capital					9,860,338
Retained earnings (Accumulated deficit)					(4,861,190)
Total Shareholders' Equity (Deficit)					$ 5,000,009
Number of shares subject to possible redemption					17,312,211
Class A [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Class A common stock subject to possible redemption		207,372,020				207,372,020
Class A common stock					$ 343
Number of shares subject to possible redemption					17,312,211
Net loss	$ (2,408,142)	$ (368,518)				$ (10,308,085)
Basic and diluted net income (loss) per share	$ (0.12)	$ (0.02)			$ 0	$ (0.50)
Class A [Member] | As Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Class A common stock subject to possible redemption	$ 189,506,470				$ 173,122,110		$ 189,517,240
Class A common stock	105				343		105
Initial classification of Class A ordinary shares subject to possible redemption	168,557,240
Change in value of Class A ordinary shares subject to possible redemption	(110,770)
Class A [Member] | As Reported | VPC Impact Acquisition Holdings [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Class A common stock subject to possible redemption					195,635,180
Class A common stock					118
Class A [Member] | Period Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Class A common stock subject to possible redemption	(21,060,000)				34,249,910		(20,960,000)
Class A common stock	211				(343)		209
Initial classification of Class A ordinary shares subject to possible redemption	31,442,760
Change in value of Class A ordinary shares subject to possible redemption	110,770
Class A [Member] | Period Adjustment | VPC Impact Acquisition Holdings [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Class A common stock subject to possible redemption					(22,513,070)
Class A common stock					225
Class A [Member] | As Revised
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Class A common stock subject to possible redemption	168,446,470				207,372,020		168,557,240
Class A common stock	316						$ 314
Initial classification of Class A ordinary shares subject to possible redemption	200,000,000
Class A [Member] | As Revised | VPC Impact Acquisition Holdings [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Class A common stock subject to possible redemption					173,122,110
Class A common stock					343
Class B [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Class A common stock		$ 518			518	$ 518
Net loss	$ (624,227)	$ (96,630)			$ (4,861,190)	$ (2,577,021)
Basic and diluted net income (loss) per share	$ (0.12)	$ (0.02)			$ (0.94)	$ (0.50)
Class B [Member] | As Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Basic and diluted net income (loss) per share	0.00				(0.19)
Class B [Member] | Period Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Basic and diluted net income (loss) per share	(0.58)				(0.75)
Class B [Member] | As Revised
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Basic and diluted net income (loss) per share	$ (0.58)				$ (0.94)